Business Combinations - Purchase Consideration Allocation to Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 02, 2024	Dec. 31, 2023
Liabilities assumed:
Goodwill	$ 667,936		$ 0
Innventure LLC
Assets acquired:
Cash and cash equivalents		$ 16
Inventory		2,824
Prepaid expenses and other current assets		1,955
Equity method investments		18,449
Investment in debt securities - AFS		10,172
Property, plant, and equipment		1,227
Intangible assets		187,500
Other assets		829
Total assets acquired:		223,299
Liabilities assumed:
Accrued employee benefits		7,617
Accrued expenses		1,972
Notes payable		975
Patent installment payable		13,600
Deferred tax liability		30,654
Other liabilities		748
Total liabilities assumed:		75,784
Net identifiable assets acquired		147,515
Goodwill		667,936
Innventure LLC | Nonrelated party
Assets acquired:
Accounts receivable		117
Liabilities assumed:
Accounts payable		6,286
Innventure LLC | Related party
Assets acquired:
Accounts receivable		210
Liabilities assumed:
Accounts payable		$ 13,932